COMMON STOCK PURCHASE WARRANTS ISSUED TO INVESTORS (Details)	Jun. 26, 2020 USD ($) item $ / shares shares	May 21, 2020 USD ($) item $ / shares shares
Class of Warrant or Right [Line Items]
Number of offerings | item	2	2
Number of common shares called for by warrants | shares	1,680,000	911,112
Exercise price of warrants (in dollars per share) | $ / shares	$ 1.25	$ 2.25
Fair value of warrants | $	$ 1,639,333	$ 1,689,389
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	0.35	0.40
Expected warrant life
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, term	5 years 6 months	5 years 6 months
Expected volatility
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	104.26	99.50
Expected dividend yield
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	0	0